Warehouse Lines of Credit - Summary of Line of Credit (Parenthetical) (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Line of credit	$ 17,700,000,000		$ 3,500,000,000	$ 2,700,000,000
Line of credit borrowing capacity	0
Mortgage Servicing Rights
Line of Credit Facility [Line Items]
Line of credit	$ 125,000,000	$ 55,000,000
Mortgage Servicing Rights | Warehouse Line of Credit
Line of Credit Facility [Line Items]
Line of credit		55,000,000	100,000,000	$ 55,000,000
Mortgage Servicing Rights | Warehouse Line of Credit | Line of Credit Amount Five
Line of Credit Facility [Line Items]
Line of credit		$ 125,000,000	$ 125,000,000